Key Management Transactions	12 Months Ended
Dec. 31, 2023
Key Management Transactions
Key management transactions

24. Key management transactions

Remuneration to directors and key management who have the authority and responsibility for planning, directing and continuing the activities of the Company:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2022	2021

Salaries and employee benefits	$1,235	$1,595	$1,371
Directors’ fees	341	372	383
Share-based payments	1,549	2,104	2,950

Gross proceeds of $0.4 million from the $0.8 million raised through non-brokered private placements in July of 2023 were from members of the Company’s board and management.